Income Taxes (Reconciliation of the beginning and ending amounts of unrecognized tax benefits) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Tax Disclosure [Line Items]
Opening Balance	$ 5,619	$ 5,816
Additions for tax positions of current year	720	234
Additions for tax positions of prior years	1,296	673
Reductions for tax positions of prior years	(754)	(761)
Settlements with tax authorities	(70)	(305)
Expiration on the statute of limitations	(33)	(38)
Income tax penalties	(4)	(45)
Interest on tax deficiencies	48	(68)	$ 22
Closing Balance	6,778	$ 5,619	$ 5,816
Acquisition Alstom [Member]
Income Tax Disclosure [Line Items]
Additions for tax positions of prior years	1,054
Unrecognized tax benefits that would not affect effective tax rate	$ 445